Constrained Capital ESG Orphans ETF

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Common Stocks - 99.9%	Shares	Value
Aerospace & Defense - 21.8%
Curtiss-Wright Corp.	14	$1,849
General Dynamics Corp.	96	21,240
L3Harris Technologies, Inc.	76	18,369
Lockheed Martin Corp.	106	45,576
Northrop Grumman Corp.	56	26,800
Raytheon Technologies Corp.	593	56,993
Spirit AeroSystems Holdings, Inc.	40	1,172
The Boeing Co. (1)	234	31,992
		203,991
Agriculture - 13.7%
Altria Group, Inc.	731	30,534
British American Tobacco PLC	878	37,675
Philip Morris International, Inc.	612	60,429
		128,638
Beverages - 10.8%
Anheuser-Busch InBev SA/NV	678	36,578
Brown-Forman Corp. - Class B	122	8,559
Constellation Brands, Inc. - Class A	60	13,984
Diageo PLC	216	37,610
Molson Coors Brewing Co. - Class B	72	3,925
		100,656
Electric - 25.1% (2)
American Electric Power Co., Inc.	176	16,886
Consolidated Edison, Inc.	122	11,602
Dominion Energy, Inc.	281	22,427
Duke Energy Corp.	268	28,732
Eversource Energy	118	9,968
Exelon Corp.	336	15,228
NextEra Energy, Inc.	680	52,673
Public Service Enterprise Group, Inc.	172	10,884
Sempra Energy	108	16,229
The Southern Co.	368	26,242
WEC Energy Group, Inc.	110	11,070
Xcel Energy, Inc.	186	13,161
		235,102
Entertainment - 1.0%
Caesars Entertainment, Inc. (1)	80	3,064
Churchill Downs, Inc.	14	2,681
Light & Wonder, Inc. (1)	36	1,692
Penn National Gaming, Inc. (1)	64	1,947
		9,384
Lodging - 1.5%
Boyd Gaming Corp.	30	1,493
Las Vegas Sands Corp. (1)	180	6,046
MGM Resorts International	140	4,053
Wynn Resorts Ltd. (1)	40	2,279
		13,871
Miscellaneous Manufacturers - 0.8%
Axon Enterprise, Inc. (1)	26	2,422
Textron, Inc.	84	5,130
		7,552
Oil & Gas - 25.2% (2)
Chevron Corp.	398	57,622
ConocoPhillips	266	23,889
Devon Energy Corp.	134	7,385
Diamondback Energy, Inc.	36	4,361
EOG Resources, Inc.	122	13,474
Exxon Mobil Corp.	872	74,678
Hess Corp.	60	6,356
Marathon Petroleum Corp.	114	9,372
Occidental Petroleum Corp.	184	10,834
Phillips 66	98	8,035
Pioneer Natural Resources Co.	48	10,708
Valero Energy Corp.	84	8,928
		235,642
Total Common Stocks
(Cost $978,782)		934,836

Total Investments in Securities - 99.9%
(Cost $978,782)		934,836
Other Assets in Excess of Liabilities - 0.1%		933
Total Net Assets - 100.0%		$935,769

(1)	Non-income producing security.
(2)
The Fund tracks the ESG Orphans Index (the "Index").  The Fund can therefore exceed the 25% threshold in any one industry to the extent the Index has the same investments.  Please reference the prospectus for additional information.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Constrained Capital ESG Orphans ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$934,836	$–	$–	$934,836
Total Investments in Securities	$–	$934,836	$–	$–	$934,836

(1) See Schedule of Investments for the industry breakout.